Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Capital contribution MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings MYR (RM)	Total attributable to Owners the Company MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Jun. 30, 2022	RM 4,416	RM 192,175,283	RM (6)	RM 101,972,912	RM 294,152,605	RM 342,343	RM 294,494,948
(Loss)/Profit for the financial period				3,670,221	3,670,221	1,262,527	4,932,748
Gain on foreign currency translations			(11,033)		(11,033)		(11,033)
Total comprehensive income/(loss)			(11,033)	3,670,221	3,659,188	1,262,527	4,921,715
Transaction with Owners
Reclassification of capital contribution to liabilities		(6,600,000)			(6,600,000)		(6,600,000)
Issuance of shares	6,807				6,807		6,807
Total transaction with Owners	6,807	(6,600,000)			(6,593,193)		(6,593,193)
Balance at Dec. 31, 2022	11,223	185,575,283	(11,039)	105,643,133	291,218,600	1,604,870	292,823,470
Balance at Jun. 30, 2022	4,416	192,175,283	(6)	101,972,912	294,152,605	342,343	294,494,948
Balance at Jun. 30, 2023	23,308,795	164,575,283	1,100,190	129,759,331	318,743,599	94,158	318,837,757
(Loss)/Profit for the financial period				(50,177,049)	(50,177,049)	311,459	(49,865,590)	$ (10,852,141)
Gain on foreign currency translations			3,070,107		3,070,107		3,070,107	668,141
Total comprehensive income/(loss)			3,070,107	(50,177,049)	(47,106,942)	311,459	(46,795,483)
Transaction with Owners
Reclassification of capital contribution to liabilities		(164,575,283)			(164,575,283)		(164,575,283)
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary				(6,000,000)	(6,000,000)	5,999,000	(1,000)
Disposal of subsidiaries						(300,312)	(300,312)
Dividend paid to non-controlling interest						(6,000,000)	(6,000,000)
Total transaction with Owners		(164,575,283)		(6,000,000)	(170,575,283)	(301,312)	(170,876,595)
Balance at Dec. 31, 2023	RM 23,308,795		RM 4,170,297	RM 73,582,282	RM 101,061,374	RM 104,305	RM 101,165,679	$ 22,016,469